RISK MANAGEMENT (Details 18) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Sensitivity Analysis Scenario 1 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	R$ (28)
Exchange coupon	(54)
Foreign currency	1,469
Equities	10,321
Sensitivity Analysis Scenario 1 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais		R$ (1)
Exchange coupon		(1)
Foreign currency		94
Equities	4,804	10,672
Sensitivity Analysis Scenario 1 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Equities		4,632
Sensitivity Analysis Scenario 2 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(9,841)
Exchange coupon	(6,508)
Foreign currency	36,729
Equities	258,037
Sensitivity Analysis Scenario 2 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(77)	(326)
Exchange coupon		(189)
Foreign currency		2,354
Equities	120,105	266,793
Sensitivity Analysis Scenario 2 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Equities		115,811
Sensitivity Analysis Scenario 3 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(19,247)
Exchange coupon	(12,485)
Foreign currency	73,459
Equities	516,075
Sensitivity Analysis Scenario 3 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(151)	(624)
Exchange coupon		(371)
Foreign currency		4,708
Equities	R$ 240,211	533,585
Sensitivity Analysis Scenario 3 [Member] | Sensitivity Analysis For Financial Assets Classified As Level Impact On Income 3 [Member]
IfrsStatementLineItems [Line Items]
Equities		R$ 231,622